Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Regulatory Assets [Line Items]
Total regulatory assets		CAD 2,933	CAD 2,532
Less: current portion		(313)	(246)
Long-term regulatory assets		2,620	2,286
Remaining recovery period	1 year
Regulatory Liabilities [Line Items]
Total regulatory liabilities		2,183	1,638
Less: current portion		(492)	(298)
Long-term regulatory liabilities		1,691	1,340
Remaining recovery period	1 year
Non-ARO removal cost provision (xi)
Regulatory Liabilities [Line Items]
Total regulatory liabilities		1,194	1,060
ROE refund liability (xii)
Regulatory Liabilities [Line Items]
Total regulatory liabilities		346	0
Remaining recovery period	2 years
ROE refund liability (xii) | ITC
Regulatory Liabilities [Line Items]
Total regulatory liabilities | $	$ 258
ROE refund liability (xii) | ITC | Minimum
Regulatory Liabilities [Line Items]
Total regulatory liabilities | $	221
ROE refund liability (xii) | ITC | Maximum
Regulatory Liabilities [Line Items]
Total regulatory liabilities | $	$ 258
Rate stabilization accounts (iii)
Regulatory Liabilities [Line Items]
Total regulatory liabilities		230	212
Less: current portion		(173)	(142)
Electric and gas moderator account (xiii)
Regulatory Liabilities [Line Items]
Total regulatory liabilities		71	88
Renewable energy surcharge (xiv)
Regulatory Liabilities [Line Items]
Total regulatory liabilities		53	47
Energy efficiency liability (xv)
Regulatory Liabilities [Line Items]
Total regulatory liabilities		49	20
Employee future benefits (ii)
Regulatory Liabilities [Line Items]
Total regulatory liabilities		42	44
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities		198	167
Deferred income taxes (i)
Regulatory Assets [Line Items]
Total regulatory assets		1,260	936
Employee future benefits (ii)
Regulatory Assets [Line Items]
Total regulatory assets		576	627
Rate stabilization accounts (iii)
Regulatory Assets [Line Items]
Total regulatory assets		183	119
Less: current portion		(135)	(49)
Rate stabilization accounts (iii) | ITC
Regulatory Assets [Line Items]
Remaining recovery period	2 years
Deferred energy management costs (iv)
Regulatory Assets [Line Items]
Total regulatory assets		178	145
Deferred energy management costs (iv) | Minimum
Regulatory Assets [Line Items]
Remaining recovery period	1 year
Deferred energy management costs (iv) | Maximum
Regulatory Assets [Line Items]
Remaining recovery period	10 years
Manufactured gas plant (“MGP”) site remediation deferral (v)
Regulatory Assets [Line Items]
Total regulatory assets		107	121
Deferred lease costs (vi)
Regulatory Assets [Line Items]
Total regulatory assets		97	90
Deferred operating overhead costs (vii)
Regulatory Assets [Line Items]
Total regulatory assets		78	66
Natural gas for transportation incentives (viii)
Regulatory Assets [Line Items]
Total regulatory assets		40	25
Remaining recovery period	10 years
Derivative instruments (ix)
Regulatory Assets [Line Items]
Total regulatory assets		19	74
Regulatory Liabilities [Line Items]
Total regulatory liabilities		12	3
Other
Regulatory Assets [Line Items]
Total regulatory assets		CAD 395	CAD 329